Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Taxation

12. Taxation

	For the years ended December 31,
	2022		2023		2024
Income tax expense	NT$	-	NT$	-	NT$	-
Deferred tax expense (benefit)		6,429		1,019		(771)
Total	NT$	6,429	NT$	1,019	NT$	(771)

The following is a reconciliation of the Company’s total income tax expense to the income/(loss) before income taxes for the years ended December 31,2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
Profit/(loss) before income tax provision	NT$	21,452	NT$	(62,010)	NT$	(152,717)
Income tax computed at statutory tax rate		2,613		(12,402)		(30,544)
Non-taxable income and non-deductible expenses		1,353		28		36
Temporary differences that unrecognized deferred tax assets		-		4,121		-
Tax loss that unrecognized deferred tax assets		2,463		9,272		-
Change in valuation allowance		-		-		22,905
Effect of income tax rate differences in jurisdictions other than Taiwan		-		-		6,832
Income taxes expenses/ (benefits)	NT$	6,429	NT$	1,019	NT$	(771)

Deferred tax assets, net

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2023		2024
Deferred tax assets, net
Inventory write-down	NT$	4,121	NT$	8,780
Net operating loss carried forward		21,175		31,214
Total deferred tax assets	NT$	25,296	NT$	39,994
Valuation allowance		(25,296)		(37,563)
Deferred tax assets, net of valuation allowance	NT$	-	NT$	2,430

Deferred tax liability:
Unrealized exchange benefit	NT$	(73)	NT$	(1,732)
Total deferred tax liability	NT$	(73)	NT$	(1,732)

Net deferred tax (liability) assets	NT$	(73)	NT$	698

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authority and compliance with certain provisions of the tax legislation of the place in which the Company operates.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.